INVESTMENT IN TREASURY METALS (Tables)	12 Months Ended
Dec. 31, 2020
Investment In Treasury Metals
Assumptions used
	August 7, 2020	December 31, 2020
Risk-free interest rate	0.23%	0.20%
Expected life (years)	3.00 years	2.60 years
Expected volatility(1)	62.44%	64.42%
Expected dividend yield	Nil	Nil

Impairment of investment
Investment in Treasury Metals
Balance, December 31, 2019	$-
Acquisition – Initial Recognition on August 7, 2020	78,000
Equity income (August 7, 2020 to December 31, 2020)	1,446
Impairment of Investment in Treasury Metals Inc. (recorded on September 30,2020)	(15,634)
Balance, December 31, 2020	$63,812

Other comprehensive loss
Year ended December 31, 2020
Loss before income taxes	$(6,181)
Deferred income tax recovery	3,425
Net loss for the year	(2,756)
Other comprehensive income	43
Total comprehensive loss	$(2,713)

Assets and liabilities
December 31, 2020
Current assets	$6,179
Non-current assets	176,710
182,889
Current liabilities	4,877
Non-current liabilities	4,959
9,837
Net assets	$173,053

Reconciliation of assets
Balance, December 31, 2019	$-
Initial Recognition on August 7, 2020	167,238
Equity income (August 7, 2020 to December 31, 2020)	3,717
Other increase in equity of Treasury Metals	2,098
Balance, December 31, 2020	$173,053
First Mining’s share of net assets	66,591
Incremental fair value of Goldlund-Goliath mineral property	12,855
Impairment of investment in Treasury Metals	(15,634)
Carrying value	$63,812

Reconciliation of income statement expense
Year ended December 31, 2020
Mineral Property impairment	$9,236
Impairment of Investment in Treasury Metals (Equity Interest)	15,634
Total expense for the year	$24,870